Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended
	Nov. 30, 2021	Jul. 24, 2021 ₪ / shares	Sep. 30, 2023 USD ($)	Jul. 13, 2023 $ / shares	Jul. 24, 2021 $ / shares
Equity [Line Items]
Purchase ordinary shares	15.00%
Fair market value percentage	85.00%
Price per share | (per share)		₪ 0.01		$ 7.5	$ 0.01
Ownership percentage		15.00%
Ordinary shares percentage			15.00%
Existing holder percentage			15.00%
Stock Option [Member]
Equity [Line Items]
Unrecognized compensation cost (in Dollars)			$ 2,500
Weighted-average period			2 years 4 months 24 days
RSUs and PSUs [Member]
Equity [Line Items]
Unrecognized compensation cost (in Dollars)			$ 51,260
Weighted-average period			2 years 6 months 7 days